Acquisition of the Oriental VIP Room (Details 2) - 6 months ended Jun. 30, 2015 - VIP Room [Member] - USD ($)		Total
Earnout And Incentive Share [Line Items]
Base Earnout Cash Payments June 30, 2014		$ 13,000,000
Base Earnout Cash Payments June 30, 2015	[1]	$ 13,000,000
Base Earnout Shares Issued/Earned June 30, 2014		625,000
Base Earnout Shares Issued/Earned June 30, 2015	[1]	625,000
Incremental Earnout Cash Payment June 30, 2014		$ 13,000,000
Incremental Earnout Cash Payment June 30, 2015	[1]	$ 1,950,000
Incremental Earnout Shares Issued/Earned First Year - 2014		625,000
Incremental Earnout Shares Issued/Earned First Year - 2015	[1]	93,750

[1]	paid in August 2015